Leases Leases - Narrative (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2017 USD ($) vessel	Jun. 30, 2018 USD ($) vessel	Mar. 31, 2018	Dec. 31, 2017
Suezmax Tankers
Capital Leased Assets [Line Items]
Actual hull coverage ratio			98.00%	105.00%
Capital Lease
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels	$ 153,000,000
Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Minimum hull coverage ratios		90.00%
Period required to maintain 90% hull coverage ratio		3 years
Minimum hull coverage ratios, thereafter		100.00%
Number of capital leases | vessel		4
Commitments under the capital leases		$ 210,000,000
Imputed interest		$ 64,600,000
Capital Lease | Minimum | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt term		6 months
Option to Purchase July 2020-2029 | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel		4
Variable Interest Entity, Primary Beneficiary | Capital Lease
Capital Leased Assets [Line Items]
Sale-leaseback, term of contract	12 years
Variable Interest Entity, Primary Beneficiary | Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel	4